COMMITMENTS - Arrangements with suppliers and sponsors (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 339,381
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	158,131
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	107,059
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	73,857
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 334